Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Trade payables	$ 1,107,162	$ 893,914
Nonrelated Party
Disclosure of transactions between related parties [line items]
Trade payables	115,161	103,368
Related Party
Disclosure of transactions between related parties [line items]
Trade payables	$ 992,001	$ 790,546